Net Income Per Unit (Details) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Non-vested units awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive convertible preferred units	850,000
Class B Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive convertible preferred units	12,983,333	12,983,333